SHARE-BASED COMPENSATION - Schedule of Classification of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capitalized share-based compensation expense	$ 848	$ 661
Stock Option expense included in cost of goods sold and ending inventory
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Capitalized share-based compensation expense	1,822	2,361
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	3,396	6,434
Stock options | Stock Option expense included in cost of goods sold and ending inventory
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	456	1,121
Stock options | Stock Option expense included in selling, general, and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	2,940	5,313
RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	7,528	7,897
RSUs | Stock Option expense included in cost of goods sold and ending inventory
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	1,055	1,407
RSUs | Stock Option expense included in selling, general, and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 6,473	$ 6,490